Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 4,670	$ 1,405	$ 9,171
Weighted average number of ordinary and restricted shares	2,007	1,998	1,984
Basic EPS from continuing and discontinued operations	$ 2.33	$ 0.70	$ 4.62
Profit/(loss) from continuing operations attributable to equity holders of AB InBev	$ 4,670	$ (650)	$ 8,748
Weighted average number of ordinary and restricted shares	2,007	1,998	1,984
Basic EPS from continuing operations	$ 2.33	$ (0.33)	$ 4.41
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 5,723	$ 3,807	$ 8,086
Weighted average number of ordinary and restricted shares	2,007	1,998	1,984
Basic EPS from continuing operations before exceptional items	$ 2.85	$ 1.91	$ 4.08
Profit before exceptional items, discontinued operations, mark-to-market gains/losses and hyperinflation impacts, attributable to equity holders of AB InBev	$ 5,774	$ 5,022	$ 7,196
Weighted average number of ordinary and restricted shares	2,007	1,998	1,984
Underlying EPS	$ 2.88	$ 2.51	$ 3.63
Profit attributable to equity holders of AB InBev	$ 4,670	$ 1,405	$ 9,171
Weighted average number of ordinary and restricted shares (diluted)	2,045	2,037	2,026
Diluted EPS from continuing and discontinued operations	$ 2.28	$ 0.69	$ 4.53
Profit/(loss) from continuing operations attributable to equity holders of AB InBev	$ 4,670	$ (650)	$ 8,748
Weighted average number of ordinary and restricted shares (diluted)	2,045	1,998	2,026
Diluted EPS from continuing operations	$ 2.28	$ (0.33)	$ 4.32
Profit from continuing operations before exceptional items and discontinued operations, attributable to equity holders of AB InBev	$ 5,723	$ 3,807	$ 8,086
Weighted average number of ordinary and restricted shares (diluted)	2,045	2,037	2,026
Diluted EPS from continuing operations before exceptional items	$ 2.80	$ 1.87	$ 3.99